Loan Sales And Securitizations (Tables)	12 Months Ended
Dec. 31, 2011
Loan Sales And Securitizations [Abstract]
Schedule Of Sensitivity Of Fair Value Of Retained Or Purchased MSR Immediate 10 Percent And 20 Percent Adverse Changes In Assumptions

(Dollars in thousands except for annual cost to service)	December 31, 2011			December 31, 2010
	First Liens	Second Liens	HELOC	First Liens	Second Liens	HELOC

Fair value of retained interests	$140,724	$231	$3,114	$203,812	$262	$3,245
Weighted average life (in years)	3.7	2.9	2.8	4.3	2.8	2.5
Annual prepayment rate	22.5%	26.0%	28.0%	20.1%	27.0%	31.2%
Impact on fair value of 10% adverse change	$(7,667)	$(15)	$(202)	$(10,139)	$(31)	$(249)
Impact on fair value of 20% adverse change	(14,612)	(28)	(387)	(19,420)	(59)	(476)
Annual discount rate on servicing cash flows	11.8%	14.0%	18.0%	11.6%	14.0%	18.0%
Impact on fair value of 10% adverse change	$(3,728)	$(6)	$(96)	$(5,756)	$(14)	$(96)
Impact on fair value of 20% adverse change	(7,241)	(12)	(187)	(11,149)	(28)	(185)
Annual cost to service (per loan) (a)	$119	$50	$50	$121	$50	$50
Impact on fair value of 10% adverse change	(3,333)	(5)	(50)	(5,003)	(16)	(52)
Impact on fair value of 20% adverse change	(6,643)	(10)	(100)	(9,978)	(32)	(104)
Annual earnings on escrow	1.4%	-	-	1.4%	-	-
Impact on fair value of 10% adverse change	$(1,194)	-	-	$(2,102)	-	-
Impact on fair value of 20% adverse change	(2,388)	-	-	(4,204)	-	-

(a)	Amounts represent market participant based assumptions.

Schedule Of Sensitivity Of Fair Value Of Other Retained Interests To Immediate 10 Percent And 20 Percent Adverse Changes Assumptions

(Dollars in thousands)	December 31, 2011		December 31, 2010
	Excess Interest IO	Certificated PO	Excess Interest IO	Certificated PO

Fair value of retained interests	$17,852	$8,052	$26,237	$8,992
Weighted average life (in years)	3.7	3.5	4.5	5.0
Annual prepayment rate	20.2%	30.2%	17.2%	23.4%
Impact on fair value of 10% adverse change	$(831)	$(297)	$(1,159)	$(471)
Impact on fair value of 20% adverse change	(1,598)	(563)	(2,241)	(934)
Annual discount rate on residual cash flows	13.3%	20.5%	13.0%	22.5%
Impact on fair value of 10% adverse change	$(667)	$(429)	$(1,084)	$(373)
Impact on fair value of 20% adverse change	(1,281)	(849)	(2,076)	(716)

Schedule Of Cash Flows Related To Loan Sales And Securitizations

(Dollars in thousands)	December 31
	2011	2010	2009

Proceeds from initial sales and securitizations (a)	$409,003	$837,905	$1,320,538
Servicing fees retained (b)	72,558	95,902	132,799
Purchases of GNMA guaranteed mortgages	66,591	76,678	18,225
Purchases of previously transferred financial assets (c)(d)	267,091	458,337	302,043
Other cash flows received on retained interests	7,894	10,783	63,994

(a)	Includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages in third quarter 2011.

(b)	Includes servicing fees on MSR associated with loan sales and purchased MSR.

(c)

Includes repurchases of both delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.

(d)	2011 and 2010 includes $33 million and $175 million, respectively, of cash paid related to clean-up calls exercised by FHN.

Schedule Of Principal Amount Of Delinquent Loans, And Net Credit Losses

(Dollars in thousands)	Total Principal Amount of Loans	Principal Amount of Delinquent Loans (a)	Net Credit Losses (b)

	On December 31, 2011		Year Ended December 31, 2011
Type of loan:
Real estate residential	$18,128,275	$797,636	$536,418

Total loans managed or transferred (c)	$18,128,275	$797,636	$536,418

Loans sold	(11,087,955)
Loans held for sale	(320,581)

Loans held in portfolio	$6,719,739

(a)	Loans 90 days or more past due include $42.2 million of GNMA guaranteed mortgages.

(b)

Principal amount of loans securitized and sold includes $8.0 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 – Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.

(c)

Amount represents real estate residential loans transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. For loans transferred to GSEs, includes all loans with retained interests.

(Dollars in thousands)	Total Principal Amount of Loans	Principal Amount of Delinquent Loans (a)	Net Credit Losses (b)

	On December 31, 2010		Year Ended December 31, 2010
Type of loan:
Real estate residential	$22,373,312	$1,076,908	$570,682

Total loans managed or transferred (c)	$22,373,312	$1,076,908	$570,682

Loans sold	(14,578,430)
Loans held for sale	(332,913)

Loans held in portfolio	$7,461,969

(a)	Loans 90 days or more past due include $39.9 million of GNMA guaranteed mortgages.

(b)

Principal amount of loans securitized and sold includes $10.9 billion of loans securitized through GNMA, FNMA, or FHLMC. FHN retains interests other than servicing rights on a portion of these securitized loans. No delinquency or net credit loss data is included for the loans securitized through FNMA or FHMLC because these agencies retain credit risk. The remainder of loans securitized and sold were securitized through proprietary trusts, where FHN retained interests other than servicing rights. See Note 18 – Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs and private investors.

(c)

Amount represents real estate residential loans transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. For loans transferred to GSEs, includes all loans with retained interests.